FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets

	December 31,
	2020	2019
Cash and cash equivalents (Note 15)	85,405	38,070

Trade and other receivables (Note 19)	35,031	39,151

Accounts receivable, related parties (Note 32)	14,189	16,659

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	118,594	94,757
Notes	9,583	15,957
Other	2,196	3,520
Total financial assets at amortized cost	130,373	114,234

Financial assets at fair value through profit or loss:
Securities held by MTS Bank	21,824	13,273
Mutual funds	10,699	9,349
Assets in Sistema Capital trust management	10,313	8,195
Cross-currency swaps not designated as hedges	4,508	318
Contingent consideration (Note 12)	2,631	2,013
Embedded derivatives in a lease agreement	562	—
Assets under option agreements	228	—
Currency forwards, swaps and options not designated as hedges	2	52
Total financial assets at fair value through profit or loss	50,767	33,200

Total other financial assets	181,140	147,434

Total financial assets	315,765	241,314
Less current portion	(227,338)	(159,084)

Total financial assets, non-current	88,427	82,230

Schedule of financial liabilities

	December 31,
	2020	2019
Trade and other payables	56,017	71,808

Accounts payable, related parties (Note 32)	3,146	558

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 25)	221,113	159,384
Notes (Note 25)	208,155	183,935
Bank deposits and liabilities (Note 31)	167,677	137,952
Lease obligations (Note 26)	150,814	155,308
Total financial liabilities at amortized cost	747,759	636,579

Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	1,068	917
Liabilities under option agreements	55	73
Cross-currency swaps not designated as hedges	—	955
Currency forwards and swaps not designated as hedges	—	366
Interest rate swaps not designated as hedges	—	68
Total financial liabilities at fair value through profit or loss	1,123	2,379

Total other financial liabilities	748,882	638,958

Total financial liabilities	808,045	711,324
Less current portion	(276,368)	(296,911)

Total financial liabilities, non-current	531,677	414,413

Schedule of fair value of financial instruments

	Level of	December 31,
	inputs	2020	2019
Assets
Securities held by MTS Bank	Level 1	21,824	13,273
Derivative instruments	Level 2	4,510	370
Cross-currency swaps		4,508	318
Currency forwards, swaps and options		2	52
Mutual investment funds, managed by Sistema Capital (Note 16)	Level 2	10,699	9,349
Assets in Sistema Capital trust management (Note 16)	Level 2	10,313	8,195
Embedded derivatives in a lease agreement	Level 2	562	—
Contingent consideration	Level 3	2,631	2,013
Assets under option agreements	Level 3	228	—

Liabilities
Derivative instruments	Level 2	—	(1,389)
Cross-currency interest rate swaps		—	(955)
Currency forwards and swaps		—	(366)
Interest rate swaps		—	(68)
Contingent consideration	Level 3	(944)	(907)
Liabilities under option agreements	Level 3	(55)	(73)

Schedule of net realized gains (losses) of level 3 assets and liabilities

	For the years ended December 31,
	2020	2019	2018

Net realized gains/(losses) of Level 3 assets	846	2,013	—
Net realized gains/(losses) of Level 3 liabilities	(39)	(1,813)	(719)

	807	200	(719)

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2020		December 31, 2019
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(200,198)	(191,142)	(180,824)	(174,165)
Unquoted notes	Level 3	(17,012)	(17,012)	(10,012)	(10,012)
Bank and other loans (Note 25)	Level 3	(221,113)	(221,113)	(159,384)	(159,384)
		(438,323)	(429,267)	(350,220)	(343,561)